UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-21811
PARADIGM Funds Trust
(Exact name of registrant as specified in charter)
650 Fifth Avenue, 17th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)
Michael Clements
PARADIGM Funds Trust
650 Fifth Avenue, 17th Floor
New York, NY 10019
(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 271-3388
Date of fiscal year end: 12/31/2007
Date of reporting period: 12/31/2007

Item 1. Reports to Stockholders.

PARADIGM Funds Trust
(In Liquidation)
Annual Report
December 31, 2007

PARADIGM Funds Trust (In Liquidation)
Annual Report – December 31, 2007

PARADIGM Funds Trust (In Liquidation)
Statements of Assets and Liabilities in Liquidation
December 31, 2007

	Advantage		Adviser		Institutional
	Series		Series		Series
ASSETS

Receivable from affiliate - redemptions	$5,977,964		$4,382,779		$32,401,088
Receivable from Advisor	1,517		6,737		43,521

Total Assets	5,979,481		4,389,516		32,444,609

LIABILITIES

Distributions Payable	80,408		61,231		2,226,537
Payable for Capital Shares Redeemed	5,861,778		4,309,644		30,033,459
Accrued expenses:
Administration fees	16,498		5,463		95,169
Audit fees	8,339		7,223		52,438
Distribution fees	4,598		1,373		—
Shareholder service fees	2,041		677		—
CCO service fees	1,986		1,283		9,470
Trustee expense	1,500		1,103		8,133
Legal fees	1,458		1,022		7,538
Other Expenses	875		497		11,865

Total Liabilities	5,979,481	*	4,389,516	*	32,444,609	*

Net Assets in Liquidation	$—		$—		$—

*	- Effective December 31, 2007, 597,993, 434,337, and 3,069,595 shares were liquidated for $9.80, $9.92, and $9.78 per share, respectively for amounts totaling $5,861,778, $4,309,644, and $30,033,459, respectively. Immediately prior to liquidation, there were 10,000,000 shares authorized per fund with no par value.
The accompanying notes are an integral part of these financial statements.
 2

PARADIGM Funds Trust (In Liquidation)
Statements of Operations
For the Year Ended December 31, 2007

	Advantage	Adviser	Institutional
	Series	Series	Series
NET INVESTMENT LOSS ALLOCATED FROM PARADIGM MULTI STRATEGY FUND I, LLC

Interest	$27,760	$31,814	$226,455
Expenses from Portfolio (a)	(103,762)	(86,975)	(632,984)

Net Investment Loss from PARADIGM Multi Strategy Fund I, LLC	(76,002)	(55,161)	(406,529)

EXPENSES

Administration fees	27,852	16,370	193,652
Shareholder services	25,055	8,091	24,500
Distribution	20,148	8,786	—
Legal	12,885	25,721	111,370
Audit	11,632	11,013	53,354
Printing	13,479	4,482	23,862
CCO	4,698	3,880	32,911
Insurance	2,787	2,443	17,417
Trustees’ fees	3,191	2,836	17,536
Other expenses	8,180	1,732	10,870

Total Expenses	129,907	85,354	485,472
Less:
Reimbursement from Advisor	40,420	53,717	273,599
Other reimbursements	3,607	1,822	—

Net Expenses	85,880	29,815	211,873

Net Investment Loss	(161,882)	(84,976)	(618,402)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM PARADIGM MULTI STRATEGY FUND I, LLC

Net realized gain on investments	597,476	447,808	3,308,321
Change in net unrealized appreciation (depreciation) on investments	(94,020)	(125,003)	(1,562,944)

Net Realized and Unrealized Gain (Loss) on Investments allocated from PARADIGM Multi Strategy Fund I, LLC	503,456	322,805	1,745,377

NET INCREASE IN NET ASSETS IN LIQUIDATION DERIVED FROM OPERATIONS	$341,574	$237,829	$1,126,975

(a)	Includes expense reimbursements of $17,419, $16,391 and $118,287, respectively.
The accompanying notes are an integral part of these financial statements.
 3

PARADIGM Funds Trust (In Liquidation)
Statements of Changes in Net Assets in Liquidation

	Advantage Series		Adviser Series		Institutional Series
	For the	For the	For the	For the	For the	For the
	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007**	2006*	2007**	2006*	2007**	2006*

INCREASE (DECREASE) IN NET ASSETS IN LIQUIDATION FROM OPERATIONS:
Net investment loss	$(161,882)	$(18,328)	$(84,976)	$(20,137)	$(618,402)	$(340,070)
Net realized gain on investments	597,476	24,362	447,808	30,850	3,308,321	309,426
Change in net unrealized appreciation/(depreciation) from investments	(94,020)	94,020	(125,003)	125,003	(1,562,944)	1,562,944

Net Increase in Net Assets In Liquidation Derived from Operations	341,574	100,054	237,829	135,716	1,126,975	1,532,300

DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income	(332,064)	(101,948)	(201,088)	(163,809)	(1,897,210)	(1,037,019)
Realized Gain on Investments	(68,423)	(32,489)	(32,383)	(49,377)	(469,113)	(374,389)

Total Distributions to Shareholders	(400,487)	(134,437)	(233,471)	(213,186)	(2,366,323)	(1,411,408)

SHAREHOLDERS’ TRANSACTIONS:
Proceeds from Shares issued	2,726,811	2,738,747	172,330	3,790,000	2,412,107	27,280,000
Distribution reinvestment	320,079	134,437	172,240	213,186	139,786	1,285,022
Redemptions	(5,861,778)	—	(4,309,644)	—	(30,033,459)	—

Net (Decrease)/Increase in Net Assets In Liquidation Derived from Fund Share Transactions	(2,814,888)	2,873,184	(3,965,074)	4,003,186	(27,481,566)	28,565,022

Total Net (Decrease)/Increase in Net Assets in Liquidation	(2,873,801)	2,838,801	(3,960,716)	3,925,716	(28,720,914)	28,685,914

NET ASSETS AT BEGINNING OF PERIOD	2,873,801	35,000	3,960,716	35,000	28,720,914	35,000

NET ASSETS IN LIQUIDATION AT END OF PERIOD	$—	$2,873,801	$—	$3,960,716	$—	$28,720,914

*	The Funds commenced operations on January 3, 2006.

**	- The Funds ceased operations and liquidated effective December 31, 2007.
The accompanying notes are an integral part of these financial statements.
 4

PARADIGM Funds Trust (In Liquidation)
Statements of Cash Flows
For the Year Ended December 31, 2007

	Advantage	Adviser	Institutional
	Series	Series	Series

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Net Assets in liquidation derived from operations	$341,574	$237,829	$1,126,975
Adjustments to reconcile net increase in Net Assets in liquidation derived from operations to net cash used in operating activities:
Purchase of units in PARADIGM Multi Strategy Fund I, LLC	(3,618,109)	(862,059)	(8,853,579)
Sale of units in PARADIGM Multi Strategy Fund I, LLC	894,335	674,507	6,427,699
Amounts allocated from PARADIGM Multi Strategy Fund I, LLC:
Net investment loss	76,002	55,161	406,529
Net realized gain on investments	(597,476)	(447,808)	(3,308,321)
Change in unrealized appreciation/(depreciation) on investments from PARADIGM Multi Strategy Fund I, LLC	94,020	125,003	1,562,944
Change in assets and liabilities:
(Increase)/Decrease in assets:
Receivable from Advisor	38,016	48,438	255,022
Increase/(Decrease) in payables:
Administration fees	15,153	2,592	87,567
Other Expenses	21,656	(7,307)	9,170

Net cash used in operating activities	(2,734,829)	(173,644)	(2,285,994)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from shares issued	2,726,811	172,330	2,412,107
Distributions to shareholders	—	—	(126,386)

Net cash provided by financing activities	2,726,811	172,330	2,285,721

Net decrease in cash	(8,018)	(1,314)	(273)
Cash — beginning of year	8,018	1,314	273

Cash — end of year	$—	$—	$—

Supplemental schedule of noncash activity:
Receivable from affiliates — redemptions	$5,977,964	$4,382,779	$32,401,088
Reinvested distributions	320,079	172,240	139,786
The accompanying notes are an integral part of these financial statements.
 5

PARADIGM Funds Trust (In Liquidation)
Notes to Financial Statements
December 31, 2007
(1) ORGANIZATION
          The PARADIGM Funds Trust (the “Trust”) is a statutory trust organized under the laws of the State of Delaware pursuant to a Declaration of Trust dated October 14, 2005. The Trust was registered and commenced operations on January 3, 2006 as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is comprised of three series: the PARADIGM Advantage Series, PARADIGM Adviser Series and PARADIGM Institutional Series (the “Feeder Fund” or collectively, the “Feeder Funds”) each of which is a feeder fund in a master-feeder structure and, as such, generally invests substantially all of its assets in PARADIGM Multi Strategy Fund I, LLC (the “Portfolio”), which has the same investment objectives as the Trust. For convenience, reference to the “Funds” may include the Portfolio, as the context requires. Although the Trust remains open, the Trust issued a Tender Offer Statement to repurchase 100% of the outstanding shares of beneficial interest (“Shares”) from shareholders of the Feeder Funds at their estimated net asset values, upon the terms and subject to the conditions contained in the Offer to Purchase dated December 4, 2007 and the related Letter of Transmittal, which were filed with the Securities and Exchange Commission (“SEC”).
          The Trust’s investment objective was to generate long-term capital appreciation with lower volatility than the broad equity markets and attempted to achieve its investment objective by investing substantially all of its assets in the Portfolio. The Portfolio sought to accomplish this objective by allocating its assets among a diverse group of skill-based portfolio managers that specialize in absolute return strategies. The Portfolio sought to invest in approximately 25 to 35 underlying investment funds, typically referred to as hedge funds, managed by third-party managers who employ a variety of absolute return investment strategies in pursuit of attractive risk-adjusted investments consistent with the preservation of capital. The Portfolio was a “fund of funds” and intended to afford investors the ability to invest in a multi-manager portfolio, exhibiting a variety of investment styles and philosophies, in an attempt to achieve positive risk-adjusted returns over an extended period of time. The Portfolio’s investments were managed by a select group of investment managers identified by the Advisor, as hereinafter defined, to have investments that when grouped with other investments of the Portfolio result in a portfolio that were allocated more broadly across markets, asset classes, and risk profiles. The Portfolio’s financial statements, and footnotes included elsewhere in this report, are an integral part of the Feeder Funds’ financial statements that should be read in conjunction with these financial statements.
          Prior to October 17, 2007, Provident Group Asset Management served as investment advisor (the “Advisor”) to both the Trust and the Portfolio. The Advisor is registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”). On October 17, 2007, the Board of Directors of PARADIGM Multi Strategy Fund I, LLC and the Board of Trustees of PARADIGM Funds Trust were informed that Provident Group Asset Management, the investment manager to the Funds, terminated the investment management agreements with the Funds. Paradigm Global

6

PARADIGM Funds Trust (In Liquidation)
Notes to Financial Statements
December 31, 2007
Advisers, LLC (“PGA”), who served as sub-adviser to the Funds continued to serve in that capacity. However, investment advisory fees payable by the Portfolio were discontinued.
(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES
     (a) BASIS OF ACCOUNTING
          The following is a summary of the significant accounting policies of the Trust. The policies are in conformity with U.S. generally accepted accounting principles. As further explained in Note 3, the Trust permitted a complete redemption of its shares of beneficial interest as of the closing of a Tender Offer. As a result, the Trust changed its basis of accounting under U.S. generally accepted accounting principles (“GAAP”) from a going concern basis to a liquidation basis as of December 31, 2007. The change to the liquidation basis of accounting had no material effect on the financial statements of the Trust as assets and liabilities were already stated at fair value.
     (b) CASH EQUIVALENTS
          The Trust considered all temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents. No cash equivalents were held at December 31, 2007.
     (c) INVESTMENT SECURITIES TRANSACTIONS
          The Feeder Funds recorded transactions in the units of the Portfolio on a trade-date basis.
     (d) VALUATION OF INVESTMENTS
          The Feeder Funds valued their interest in the Portfolio based upon the investments in underlying funds held by the Portfolio. The Portfolio valued interests in the underlying funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by their boards of directors/trustees. Investments in the underlying funds were subject to the terms of the underlying funds offering documents. Valuations of the underlying funds were or may have been subject to estimates and are net of management and performance incentive fees or allocations payable to underlying funds’ managers as required by their respective offering documents. Because of the inherent uncertainty in valuation, the estimated values may or may have differed from the values that would have been used had a ready market for the underlying funds existed and the differences could be material.
          The accounting policies of the Portfolio will directly affect the Feeder Funds and are discussed in the Notes to the Financial Statements of the Portfolio attached to these financial statements.

7

PARADIGM Funds Trust (In Liquidation)
Notes to Financial Statements
December 31, 2007
     (e) INTEREST AND DIVIDEND INCOME
          Dividend income was recorded on the ex-dividend date. Interest income was recorded as earned on the accrual basis.
     (f) ALLOCATIONS OF INVESTMENT INCOME AND EXPENSES
          Expenses directly attributable to a Feeder Fund were charged to that Fund. Income, expenses, unrealized gains (losses) and realized gains (losses) recognized by the Portfolio were allocated proportionately to each Feeder Fund based on each of the Feeder Fund’s proportionate interest in the Portfolio on a monthly basis. In accordance with the Trust’s change to the liquidation basis of accounting (see Note 2a), each of the Feeder Funds recorded certain expenses associated with its liquidation.
     (g) NET ASSET VALUATION
          The net asset value of each Feeder Fund is equal to the Feeder Fund’s proportionate interest in the net assets of the Portfolio, plus other assets of the Feeder Fund, minus all liabilities of the Feeder Fund. The net asset value per share of each Feeder Fund is calculated at the end of each allocation period, which is generally the last day of each month. The net asset value of each Feeder Fund is calculated by taking the net assets of the Feeder Fund divided by the outstanding shares.
     (h) FEDERAL INCOME TAXES
          The Feeder Funds were and will be treated as a corporation for federal income tax purposes. The Feeder Funds intend to qualify as regulated investment companies eligible for special tax treatment under Subchapter M of the Internal Revenue Code. No provisions have been made for Federal income taxes since it is the policy of each Feeder Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and realized gains, to relieve it from all, or substantially all, such taxes.
          Effective June 29, 2007, the Feeder Funds adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Feeder Funds’ tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to

8

PARADIGM Funds Trust (In Liquidation)
Notes to Financial Statements
December 31, 2007
determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable, including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 2 tax year ends and the interim tax period since then). The adoption of FIN 48 did not impact the Feeder Funds’ net assets or results of operations.
     (i) USE OF ESTIMATES
          The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
     (j) DISTRIBUTIONS
The Feeder Funds declared and distributed annually substantially all of their net investment income. Net capital gains, if any, were distributed at least annually.
(3) SHARES OF BENEFICIAL INTEREST
          The following summarizes share activity for the year ended December 31, 2007:

	Advantage	Adviser	Institutional
	Series	Series	Series

Shares issued	281,541	23,020	211,324
Shares reinvested	32,495	17,241	14,221
Shares redeemed	(597,993)	(434,337)	(3,069,595)

Net decrease in shares outstanding	(283,957)	(394,076)	(2,844,050)
Shares outstanding, beginning of year	283,957	394,076	2,844,050

Shares outstanding, end of year	—	—	—

9

PARADIGM Funds Trust (In Liquidation)
Notes to Financial Statements
December 31, 2007
          The Board of Trustees of the Trust authorized a Tender Offer to repurchase up to 100% of the outstanding shares of the Feeder Funds at their estimated net asset values on December 31, 2007, upon the terms and subject to the conditions contained in the Offer to Purchase dated December 4, 2007 and the related Letter of Transmittal filed with the Securities and Exchange Commission (“SEC”). In order to make the funds available to pay out the Tender Offer proceeds to the shareholders of the Trust, the Portfolio issued redemption requests to its Investment Funds and the Board of Directors of the Portfolio determined that it was in the best interest to all of its Members to permit a complete redemption as of the closing of the Trust’s Tender Offer. In accordance with the complete redemption of the shares of the Feeder Funds, the Feeder Funds have liquidated as of December 31, 2007.
(4) ADMINISTRATION AGREEMENT
          The Trust and Portfolio have entered into administration agreements with Citi Fund Services Ohio, Inc. (BISYS Fund Services Ohio, Inc.’s parent company, the BISYS Group, Inc., was acquired by Citigroup, Inc. on August 1, 2007) (“Citi”) to serve as an Independent Administrator and provide recordkeeping and administration services. Under these agreements, fees are charged at a rate of 8 basis points on Portfolio’s net assets of up to $100 million, 7 basis points on Portfolio’s net assets between the amounts of $100 million and $250 million and 6 basis points for amounts over $250 million, subject to certain minimums. The services provided are subject to an annual minimum plus out of pocket and miscellaneous charges. The asset based fees are assessed based on month end net assets and are payable monthly in arrears. The Independent Administrator will also provide the Trust and Portfolio with legal, compliance, transfer agency, and other investor related services at an additional cost. Although the Trust has liquidated, the agreement remains in place through December 31, 2008.
          The fees for administration were paid out of the Trust’s and Portfolio’s assets, with each paying half of the fees and the Trust’s portion of the fees being allocated among the Feeder Funds based on relative net assets.
          In accordance with the administration agreement and the Trust’s change to the liquidation basis of accounting (see Note 2a), the Feeder Funds incurred and recorded additional administrative fee expense totaling $91,779 associated with their liquidation.
(5) DISTRIBUTION AND SHAREHOLDER SERVICES PLAN
          While in operation, the Trust adopted a Distribution and Shareholder Service Plan (the “Plan”) which permitted the Advantage Fund and Adviser Fund to compensate financial institutions and intermediaries for services provided and expenses incurred in

10

PARADIGM Funds Trust (In Liquidation)
Notes to Financial Statements
December 31, 2007
connection with distribution assistance and in providing services to these Feeder Funds’ shareholders.  These services included, but were not limited to, services in connection with distribution assistance and may have included payments to financial institutions and intermediaries. These services also included, among other things, payments to those who assist in or support the provision of shareholder services, processing new shareholder account applications, preparing and transmitting to the Feeder Funds’ Transfer Agent information on transactions by customers and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund. Under the Plan, payments were made up to at an annual rate of 0.25% of the average daily net assets for distribution services and 0.25% of the average daily net assets for shareholder services of the Advantage and Adviser Funds. On April 1, 2007, the annual rate for distribution services was increased to 0.75% for Advantage Fund.
(6) INVESTMENT MANAGEMENT FEE
          Through October 17, 2007, the Trust did not pay the Advisor a Management Fee directly but the Trust’s Shareholders absorbed an indirect share of this fee through the Trust’s investment in the Portfolio. In consideration of the advisory and other services provided by the Advisor to the Portfolio, pursuant to the Investment Management Agreement, the Portfolio paid the Advisor a monthly investment management fee, equal to 1/12th of 1.25% of the net asset value of each of the Portfolio’s Units.
          The Trust had entered into an Expense Limitation Agreement with the Advisor pursuant to which the Advisor voluntarily agreed to pay an amount to the Feeder Funds, such that the Feeder Funds’ total annual expenses did not exceed 1.75% of the average of the net assets of the Feeder Funds as of each month end. This agreement was terminated effective October 17, 2007.
(7) FEDERAL INCOME TAX INFORMATION
          The Feeder Funds each have a tax year end of September 30. The tax character of distributions paid by the Feeder Funds during the fiscal year ended December 31, 2007 and the fiscal period ended December 31, 2006 was as follows:
December 31, 2007

		Net Long-
		Term	Total
	Ordinary	Capital	Distributions
	Income	Gains	Paid
Distributions paid from:
Advantage Series	$381,796	$18,691	$400,487
Advisor Series	225,461	8,010	233,471
Institutional Series	2,246,302	120,021	2,366,323

11

PARADIGM Funds Trust (In Liquidation)
Notes to Financial Statements
December 31, 2007
December 31, 2006

		Net Long-
		Term	Total
	Ordinary	Capital	Distributions
	Income	Gains	Paid
Distributions paid from:
Advantage Series	$124,672	$9,765	$134,437
Advisor Series	198,344	14,842	213,186
Institutional Series	1,298,872	112,536	1,411,408
The character of distributions paid for tax purposes differ from the distributions reported in the Statement of Changes in Net Assets in Liquidation due to the treatment of short term capital gain distributions as ordinary dividends for tax purposes.
     As of September 30, 2007, the Funds’ most recent tax year end, the components of accumulated earnings on a tax basis, were as follows:

	Undistributed	Undistributed	Unrealized	Total
	Investment	Net Long-	Appreciation/	Accumulated
	Company	Term Capital	(Depreciation)	Earnings/
	Taxable Income	Gains	*	(Deficit)
Advantage Series	—	—	$183,048	$183,048
Advisor Series	—	—	$173,150	$173,150
Institutional Series	$20,661	—	$2,037,111	$2,057,772
     The difference between book-basis and tax-basis accumulated earnings and unrealized appreciation is attributable primarily to timing of income due to the difference between the Feeder Funds’ reporting year end and their tax year end and due to the flow through nature of taxable income reported by the underlying investment funds to Portfolio.
     In accordance with GAAP, the Feeder Funds made reclassifications among their capital accounts. These reclassifications are intended to adjust the components of the Feeder Funds’ net assets to reflect the tax character of permanent book/tax differences and have no impact on the net assets or the net asset values of the Feeder Funds.

12

PARADIGM Funds Trust (In Liquidation)
Notes to Financial Statements
December 31, 2007
At 12/31/2007 the feeder Funds made reclassifications to increase/ (decrease) the components of net assets detailed below:

	Accumulated
	net investments	Accumulated	Paid in
	loss	realized gains	capital
Advantage Series	$596,105	$(515,824)	$(80,281)
Adviser Series	452,432	(393,388)	(59,044)
Institutional Series	3,533,758	(2,641,073)	(892,685)
(8) INDEMNIFICATION
          In the normal course of business the Trust would enter into contracts that provide general indemnifications. The Trust’s maximum exposure under these agreements are dependent on future claims that may be made against the Trust, and therefore cannot be established; however based on experience, the risk of loss from such claims is considered remote.
(9) CONTINGENCIES
          The Trust’s former legal counsel has made a claim against the Trust, the Portfolio, PARADIGM Global Advisors, LLC (“PGA”) and other affiliated entities of PGA for unpaid legal fees of approximately $176,000. PGA is disputing the propriety of this claim. The majority of the legal fees in question were incurred during the period in which the Expense Limitation Agreement with the Advisor was in place. Accordingly, PGA believes that if any amounts are ultimately determined to be due to former counsel on this claim by the Trust that the Advisor would be obligated to reimburse the Trust for such amounts. As of the date of this report, PGA believes the risk of loss to the Trust upon the ultimate resolution of this claim to be remote.
(10) ACCOUNTING PRONOUNCEMENTS
          During September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current

13

PARADIGM Funds Trust (In Liquidation)
Notes to Financial Statements
December 31, 2007
GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Because the Trust liquidated effective December 31, 2007, the adoption of SFAS No. 157 is not applicable. The adoption date would have been January 1, 2008.
(11) FINANCIAL HIGHLIGHTS
PARADIGM Funds Trust
Financial Highlights

	Advantage Series				Adviser Series				Institutional Series
	For the		For the		For the		For the		For the		For the
	Year Ended		Period Ended		Year Ended		Period Ended		Year Ended		Period Ended
	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
	2007		2006*		2007		2006*		2007		2006*
Net Asset Value, beginning of period	$10.12		$10.00		$10.05		$10.00		$10.10		$10.00

Income from investment operations:
Net investment loss, net of reimbursements	(0.33	)(5)	(0.04)		(0.21	)(5)	(0.03)		(0.21)	(5)	(0.10)
Net realized & unrealized gain on investments	0.72		0.66		0.64		0.65		0.66		0.72

Total from investment operations	0.39		0.62		0.43		0.62		0.45		0.62

Distributions to Shareholders:
From net investment income	(0.59)		(0.38)		(0.48)		(0.44)		(0.62)		(0.38)
From net realized gains	(0.12)		(0.12)		(0.08)		(0.13)		(0.15)		(0.14)

Total distributions to shareholders	(0.71)		(0.50)		(0.56)		(0.57)		(0.77)		(0.52)

Net Asset Value, end of period	$9.80	**	$10.12		$9.92	**	$10.05		$9.78	**	$10.10

Total return	3.86	%(1)	6.17%		4.30	%(1)	6.22%		4.54	%(1)	6.20%

Ratios to average net assets (2) (3):

Net assets, end of period (000’s omitted)	$5,862	***	$2,874		$4,310	***	$3,961		$30,033	***	$28,721

Expenses, before reimbursements	5.04%		6.64	%(4)	4.40%		6.27	%(4)	3.99%		4.03	%(4)
Expenses, net of reimbursements	3.80%		1.73	%(4)	2.72%		1.73	%(4)	2.73%		1.75	%(4)

Net investment loss, before reimbursements	(4.48)%		(6.06	)%(4)	(3.66)%		(5.58	)%(4)	(3.26)%		(3.63	)%(4)
Net investment loss, net of reimbursements	(3.25)%		(1.15	)%(4)	(1.98)%		(1.04	)%(4)	(2.00)%		(1.35	)%(4)

*	The Funds commenced operations on January 3, 2006.

**	Represents net assets per share immediately preceeding liquidation.

***	Represents net assets immediately prior to liquidation.

(1)	Ratios are calculated on net asset value immediately preceeding liquidation.

(2)	Ratios are calculated by dividing by average net assets measured at the end of each month during the period.

(3)	For the period ended December 31, 2006 and through October 17, 2007, the Advisor voluntarily agreed to reimburse the Funds for expenses incurred greater than 1.75% of the net assets for the Adviser and Institutional Series’.

(4)	Ratios are annualized.

(5)	Calculated based on average shares outstanding throughout the year.

14

PARADIGM Funds Trust (In Liquidation)
Notes to Financial Statements
December 31, 2007
(12) SUBSEQUENT EVENTS
     Subsequent to year end, the Feeder Funds distributed liquidation proceeds of $5,861,778, $4,309,644, and $30,033,459, respectively to their shareholders. The amount distributed by the Institutional Fund included $6,809,549 of investments received in-kind from the Portfolio and distributed to a shareholder that is affiliated with PGA.

15

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees
PARADIGM Funds Trust
We have audited the accompanying statements of assets and liabilities in liquidation of the PARADIGM Advantage Series, PARADIGM Adviser Series and PARADIGM Institutional Series, each a series of shares of beneficial interest of PARADIGM Funds Trust (the “Funds”) as of December 31, 2007, and the related statements of operations for the year then ended, changes in net assets in liquidation for the year then ended and the period from January 3, 2006 (commencement of operations) to December 31, 2006 and cash flows for the year then ended and the financial highlights for the year then ended and the period from January 3, 2006 (commencement of operations) to December 31, 2006. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
As explained in Note 3 to the financial statements, on December 4, 2007, the Funds offered to repurchase up to 100% of the aggregate of their shares of beneficial interest at the December 31, 2007 net asset value upon the terms outlined in the Repurchase Offer resulting in the liquidation of the Funds becoming imminent. The Board of Trustees approved the tender of 100% of the Funds shares of beneficial interest. As a result, the Funds changed their basis of accounting under accounting principles generally accepted in the United States of America from a going concern basis to a liquidation basis as of December 31, 2007.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position in liquidation of the PARADIGM Advantage Series, PARADIGM Adviser Series and PARADIGM Institutional Series as of December 31, 2007, the results of their operations for the year then ended, the changes in their net assets in liquidation for the year then ended and the period from January 3, 2006 (commencement of operations) to December 31, 2006, their cash flows for the year then ended and their financial highlights for the year then ended and the period from January 3, 2006 (commencement of operations) to December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
July 25, 2008

16

PARADIGM Funds Trust (In Liquidation)
Supplemental Information
December 31, 2007
PARADIGM Funds Trust
Board of Directors
The identity of the Directors and brief biographical information regarding each Director is set forth below. Each Director who is deemed to be an “interested person” of the Trust, as defined in the Investment Company Act, is indicated by an asterisk.

Name, (date of birth)
and
Address During the		Term of	Principal	Other
Past	Position(s)	Office and	Occupation(s)	Directorships
5	Held with	Length of	During Past 5	Served Held by
Years	Fund	Time	Years	Director
Nelson A. Diaz May 23, 1947 One Logan Square	Director	Since September 19, 2006	Of Counsel, Cozen O’Connor; Partner, Blank Rome LLP; City Solicitor, City of Philadelphia.	Exelon Corporation; PNC Bank; Pennsylvania
Philadelphia, PA 19103				Convention Authority; PARADIGM Multi Strategy Fund I, LLC

Ernest Jones November 21, 1944 1617 JFK Boulevard Philadelphia, PA 19103	Director	Since November 21, 2006	President and CEO, Philadelphia Workforce Development Corporation; President, Greater Philadelphia Urban Affairs Coalition	UGI Corporation; The Philadelphia Contributionship; Vector Security; PARADIGM Multi Strategy Fund I, LLC

Charles Provini* 650 Fifth Avenue 17th Floor New York, NY 10019	Director	Since March 2007	CEO, Natcore Technology, Inc; President, PARADIGM Global Advisors, LLC.

*  Mr. Provini is considered an “interested person” of the Fund as that term is defined in the Investment Company Act. Mr. Provini was an employee of the Advisor.
Directors and Officers
     PARADIGM Funds Trust’s (the “Trust”) operations are managed under the direction and oversight of the Board of Directors (the “Board”). Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Trust who are responsible for the day-to-day business decisions based on policies set by the Board.
Compensation for Directors
     The Trust, together with PARADIGM Multi Strategy Fund I, LLC (the “Portfolio”), pays each Independent Director of the Portfolio, an annual fee of $5,000, paid quarterly. The Trust, together with the Portfolio, pays the Chairman of the Board an annual fee of $7,500 paid quarterly. The Trust and Portfolio collectively pay each Independent Trustee and Chairman $300 for each meeting and $300 for each committee meeting and

17

PARADIGM Funds Trust (In Liquidation)
Supplemental Information
December 31, 2007
special meeting. In addition, the Portfolio pays the Chairman and each Independent Director, $2,175 and $1,550, respectively, for each meeting.
Form N-Q Filings
     The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the 1st and 3rd quarter of each fiscal year on Form N-Q. The Trust’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Evaluation and Approval of the Investment Advisory Agreement
     At a meeting held on November 21, 2006, the Board of Directors of the Portfolio and the Board of Trustees of the Trust (the Trust and the Portfolio, collectively, the “Funds”) on behalf of the Funds, approved a new advisory arrangement in which Longship Capital Management, LLC (which was acquired by Provident Asset Management, LLC (“Provident”) in January) would serve as the investment advisor of the Funds and PARADIGM Global Advisors, LLC (“PGA”) would serve as sub-investment advisor of the Funds pursuant to new advisory contracts, subject to shareholder approval (“New Adviser/Sub-Adviser Agreements”).
     Proxy materials addressing the New Investment Adviser/Sub- Adviser Agreements, including disclosures about the factors considered by the Boards in approving such agreements, were mailed to respective Shareholders of record as of February 26, 2007 in March 2007, in connection with the Shareholders’ Meeting held on March 26, 2007.
On October 17, 2007, the Board of Managers of the Portfolio and the Board of Trustees of the Trust were informed that Provident terminated the investment management agreements with the Funds. PGA continued to serve in the capacity as sub-adviser to the Funds. However, investment advisory fees were discontinued.

18

PARADIGM Multi-Strategy
Fund I, LLC
(In Liquidation)
Annual Report
December 31, 2007

PARADIGM Multi-Strategy Fund I, LLC (In Liquidation)
Annual Report — December 31, 2007

PARADIGM Multi Strategy Fund I, LLC (In Liquidation)
Statement of Assets and Liabilities and Members’ Capital in Liquidation
December 31, 2007

ASSETS

Receivable for Investments in Underlying Funds Sold	$39,989,290
Cash	3,076,125
Interest receivable	11,748

Total Assets	$43,077,163

LIABILITIES AND MEMBERS’ CAPITAL IN LIQUIDATION

Redemptions payable — affiliates	$42,761,831
Accrued Expenses:
Administration fees	113,675
Audit fee	84,000
Investment Advisory fee	51,775
Custody fee	28,963
CCO service fee	12,500
Trustee fee	10,736
Legal fee	9,982
Other expenses	3,701

Total Liabilities	43,077,163

Members’ Capital in Liquidation	—	*

Total Liablities and Members’ Capital in Liquidation	$43,077,163

*	Effective December 31, 2007, 3,824,446 units were liquidated for $11.18 per unit for an amount totaling $42,761,831. There were 10,000,000 units authorized with no par value, prior to liquidation.
The accompanying notes are an integral part of these financial statements.

PARADIGM Multi Strategy Fund I, LLC (In Liquidation)
Statement of Operations
For the Year Ended December 31, 2007

INVESTMENT INCOME

Interest	$286,029

Total Investment Income	286,029

EXPENSES

Investment Management fee	385,418
Administration fees	233,517
Legal fees	111,671
Audit fees	76,000
Custody fees	61,402
Professional fees	41,250
Directors’ fees	29,115
Insurance fees	22,647
Printing expenses	12,432
Miscellaneous fees	2,366

Total Expenses	975,818

Less:
Reimbursement from Advisor	152,097

Net Expenses	823,721

Net Investment Loss	(537,692)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain on investments	4,353,605
Change in net unrealized appreciation on investments	(1,781,967)

Net Realized and Unrealized Gain from Investments	2,571,638

NET INCREASE IN MEMBERS’ CAPITAL IN LIQUIDATION DERIVED FROM OPERATIONS	$2,033,946

The accompanying notes are an integral part of these financial statements.

PARADIGM Multi Strategy Fund I, LLC (In Liquidation)
Statement of Changes in Members’ Capital in Liquidation

	For the	For the
	Year Ended	Period Ended
	December 31,	December 31,
	2007 **	2006*
INCREASE (DECREASE) IN MEMBERS’ CAPITAL IN LIQUIDATION FROM OPERATIONS:

Net investment loss	$(537,692)	$(376,947)
Net realized gain on investments	4,353,605	364,638
Change in net unrealized appreciation on investments	(1,781,967)	1,781,967

Net Increase in Members’ Capital In Liquidation Derived from Operations	2,033,946	1,769,658

MEMBERS’ TRANSACTIONS
Proceeds from Units issued (505,110; 3,381,810 units issued, respectively)	5,490,460	34,118,055
Fair Value of Units withdrawn (3,864,145; 32,775 units withdrawn, respectively)	(43,202,154)	(309,965)

Net Increase (Decrease) in Members’ Capital in Liquidation Derived from Share Transactions	(37,711,694)	33,808,090

Total Net Increase (Decrease) in Members’ Capital in Liquidation	(35,677,748)	35,577,748

MEMBERS’ CAPITAL AT BEGINNING OF PERIOD	35,677,748	100,000

MEMBERS’ CAPITAL IN LIQUIDATION AT END OF PERIOD	$—	$35,677,748

*	The Portfolio commenced operations on January 3, 2006.

**	The Portfolio ceased operations and liquidated investments on December 31, 2007.
The accompanying notes are an integral part of these financial statements.

PARADIGM Multi Strategy Fund I, LLC (In Liquidation)
Statement of Cash Flows
For the Year Ended December 31, 2007

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members’ Capital in Liquidation derived from operations	$2,033,946
Adjustments to reconcile net increase in Members’ Capital in Liquidation derived from operations to net cash used in operating activities:
Purchases of investments	(21,250,000)
Proceeds from sales of investments	42,103,605
Net realized gain on investments	(4,353,605)
Change in net unrealized appreciation on investments	1,781,967
Change in assets and liabilities:
(Increase)/Decrease in assets:
Receivable for Underlying Investments Sold	(35,525,677)
Interest and dividends receivable	(11,748)
Increase/(Decrease) in payables:
Administration fees	101,800
Investment Advisory fee	(47,377)
Other expenses	(36)

Net cash used in operating activities	(15,167,125)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Units issued	5,777,529
Fair Value of Units withdrawn	(440,323)

Net cash provided by financing activities	5,337,206

Net decrease in cash	(9,829,919)
Cash — beginning of year	12,906,044

Cash — end of year	$3,076,125

The accompanying notes are an integral part of these financial statements.

PARADIGM Multi Strategy Fund I, LLC (In Liquidation)
Notes to Financial Statements
December 31, 2007
(1) ORGANIZATION
          The PARADIGM Multi-Strategy Fund I, LLC (the “Portfolio”) is a limited liability company that was established under the laws of the state of Delaware on September 22, 2005 and offered only to registered investment companies and other accredited investors. The Portfolio was registered and commenced operations on January 3, 2006 as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). Although the Portfolio remains open, the Portfolio has liquidated its position in its Investment Funds as of December 31, 2007 (see Note 12).
          The Portfolio’s investment objective was to generate long-term capital appreciation with lower volatility than the broad equity markets. The Portfolio attempted to accomplish this objective by allocating its assets among a diverse group of skill-based portfolio managers that specialize in absolute return strategies. Typically, the Portfolio would invest in approximately 25 to 35 underlying investment funds (collectively, the “Investment Funds”), typically referred to as hedge funds, managed by third-party managers who employ a variety of absolute return investment strategies in pursuit of attractive risk-adjusted investments consistent with the preservation of capital. The Portfolio is a “fund of funds” and is intended to afford investors the ability to invest in a multi-manager portfolio, exhibiting a variety of investment styles and philosophies, in an attempt to achieve positive risk-adjusted returns over an extended period of time. The Portfolio’s investments are managed by a select group of investment managers identified by the Advisor, as hereinafter defined, to have investments that when grouped with other investments of the Portfolio result in a portfolio that is allocated more broadly across markets, asset classes, and risk profiles.
          Prior to October 17, 2007, Provident Group Asset Management served as investment advisor (the “Advisor”) to both the Portfolio and each of its Members (three “feeder funds”) that are series of the PARADIGM Funds Trust (“the Trust”). The Advisor is registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”). On October 17, 2007, the Board of Directors of the Portfolio and the Board of Trustees of the Trust, (collectively, “the Funds”) were informed that Provident Group Asset Management, the investment manager to the Funds, terminated the investment management agreements with the Funds. Paradigm Global Advisers, LLC (“PGA”), who served as sub-adviser to the Funds, continued to serve in that capacity. However, investment advisory fees were discontinued.

PARADIGM Multi Strategy Fund I, LLC (In Liquidation)
Notes to Financial Statements
December 31, 2007
(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES
          The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with U.S. generally accepted accounting principles. As further explained in Note 12, the Portfolio permitted a complete redemption of its units as of the closing of a Tender Offer by its Members, effectively liquidating the Portfolio. As a result, the Portfolio changed its basis of accounting under U.S. generally accepted accounting principles (“GAAP”) from a going concern basis to a liquidation basis as of December 31, 2007. The change to the liquidation basis of accounting had no material effect on the financial statements of the Portfolio as assets and liabilities were already stated at fair value.
     (a) CASH EQUIVALENTS
          The Portfolio considered all temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents. As of December 31, 2007, the Portfolio held $3,076,125 in an interest bearing cash account with J.P. Morgan. This cash balance represents a concentration of credit risk.
     (b) INVESTMENT SECURITIES TRANSACTIONS
          The Portfolio recorded transactions in investments on a trade-date basis.
          Realized gains or losses on the disposition of investments were accounted for based on the first in first out (“FIFO”) method.
          Distributions received from Investment Funds, whether in the form of cash or securities, were applied as a reduction of the cost of the Investment Funds.
     (c) VALUATION OF INVESTMENTS
          The valuation of the Portfolio’s Investment Funds was determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Portfolio’s investments was generally calculated by Citi Fund Services Ohio, Inc. (BISYS Fund Services Ohio, Inc.’s parent company, the BISYS Group, Inc., was acquired by Citigroup, Inc. on August 1, 2007) (“Citi”), the Portfolio’s independent administrator (the “Independent Administrator’’) in consultation with the Advisor. The valuation procedures of the Portfolio’s underlying investments were reviewed by a committee approved by the Board of Directors (the “Board”) that was established to oversee the valuation of the Portfolio’s investments (the “Valuation Committee’’), in consultation with the Advisor and the Independent Administrator. The Member’s capital of the Portfolio will equal the value of the total assets of the Portfolio, less all of its liabilities, including accrued fees and expenses.

PARADIGM Multi Strategy Fund I, LLC (In Liquidation)
Notes to Financial Statements
December 31, 2007
          Investments held by the Portfolio were valued as follows:
•	INVESTMENT FUNDS — Investments in the Investment Funds were ordinarily valued at the valuations provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of those Investment Funds. The Portfolio’s investments in Investment Funds were subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Portfolio’s investments in Investment Funds were carried at estimated fair value as determined by the Portfolio’s pro-rata interest in the net assets of each Investment Fund. Because of the inherent uncertainty of valuation, this estimated fair value may differ from the value that would have been used had a ready market for the investments in Investment Funds existed. These Investment Funds valued their underlying investments in accordance with policies established by such Investment Funds. All valuations utilized financial information supplied by each Investment Fund and were net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements.

•	OTHER - Where no value was readily available from an Investment Fund or other security or where a value supplied by an Investment Fund was deemed not to be indicative of the Investment Fund’s value, the Valuation Committee and/or the Board, in consultation with the Independent Administrator or the Advisor will determine, in good faith, the estimated fair value of the Investment Fund or security.
     (d) INTEREST AND DIVIDEND INCOME
          Dividend income was recorded on the ex-dividend date. Interest income was recorded as earned on the accrual basis.
     (e) FUND EXPENSES
          Unless voluntarily or contractually assumed by the Advisor or another party, the Portfolio bore all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Portfolio’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Portfolios net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; directors fees; all costs with respect to communications to members; and other types of expenses as was approved from time to time by the Board. In accordance with the Portfolio’s change to the liquidation basis of accounting (see Note 12), the Portfolio recorded certain expenses associated with the liquidation of its Investment Funds.

PARADIGM Multi Strategy Fund I, LLC (In Liquidation)
Notes to Financial Statements
December 31, 2007
     (f) NET ASSET VALUATION
          The net asset value of the Portfolio was determined by or at the direction of the Investment Advisor as of the close of business as of the end of each month in accordance with the valuation principles established by the Board.
     (g) INCOME TAXES
          The Portfolio is not subject to federal, state, or local income taxes as such taxes are the responsibility of the Members in the Portfolio. Accordingly, no provision for income taxes has been made in the Portfolio’s financial statements.
          Effective June 29, 2007, the Portfolio adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable, including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last two tax year ends and the interim tax period since then). The adoption of FIN 48 did not impact the Portfolio’s net assets or results of operations.
     (h) USE OF ESTIMATES
          The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
     (i) REDEMPTION AND REPURCHASE OF UNITS AND DISTRIBUTIONS
          With very limited exception, units were not transferable. No Member holding a Unit had the right to require the Portfolio to redeem that unit or a portion thereof. There was no public market for the Units. Consequently, investors were not able to liquidate their investment other than as a result of repurchase of units by the Portfolio.

PARADIGM Multi Strategy Fund I, LLC (In Liquidation)
Notes to Financial Statements
December 31, 2007
          The Board may have, from time to time, and in its sole discretion, caused the Portfolio to repurchase Units from Members pursuant to written tender by Members at such time and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board considered the recommendation of the Investment Advisor. The Investment Advisor generally recommended to the Board that the Portfolio offer to repurchase Units from Members four times each year. As of December 31, 2007, the Board determined that it was in the best interest of all Members to permit a repurchase of 100% of the Members’ units.
          The Portfolio’s intention was not to distribute to the Members any of the Portfolio’s income, but to reinvest substantially all income and gains allocable to the Members. A Member may have therefore been allocated income and gains taxable for federal, state and local income tax purposes and not received any cash distributions to pay the resulting taxes.
     (j) ALLOCATION OF MEMBERS’ CAPITAL ACCOUNT
          Net profits or net losses of the Portfolio for each Allocation Period were allocated among and credited to or debited against the capital accounts of all Members as of the last day of each Allocation Period in accordance with the Members’ respective Investment Percentages for such period. Net profits or net losses were measured as the net change in the value of the net assets of the Portfolio (including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses during an Allocation Period), before giving effect to any redemptions of Units, and excluding the amount of any items to be allocated among the capital accounts of the Members other than in accordance with the Members’ respective Investment Percentages.
(3) FEDERAL INCOME TAXES
          For federal income tax purposes, the Portfolio qualified as a partnership. Each investor in the Portfolio was treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Portfolio. Accordingly, as a “pass-through entity, the Portfolio pays no income dividends or capital gain distributions. It was intended that the Portfolio’s assets would be managed so an investor in the portfolio could satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio has a tax year end of September 30. The redemption of 100% of the Portfolio’s units by its Members, as described further in Note 12, caused the Portfolio to experience a “technical termination” for federal income tax purposes. As a result, the Portfolio will file a short period federal tax return covering the period from October 1, 2007 through December 31, 2007. The Portfolio is not subject to federal, state, or local income taxes as such taxes are the responsibility of the Members of the Portfolio.

PARADIGM Multi Strategy Fund I, LLC (In Liquidation)
Notes to Financial Statements
December 31, 2007
Accordingly, no provision for income taxes has been made in the Portfolio’s financial statements.
(4) CAPITAL SHARE TRANSACTIONS
          The following summarizes the transactions in units for the year ended December 31, 2007:

Units issued	505,110
Units withdrawn	(3,864,145)

Net decrease in Units outstanding	(3,359,035)
Units outstanding, beginning of year	3,359,035

Units outstanding, end of year	—

(5) INVESTMENTS IN PORTFOLIO SECURITIES
          The agreements related to investments in Investment Funds provided for compensation to the Investment Funds’ managers/general partners or advisors in the form of management fees ranging from 1% to 3% of net assets annually. In addition, many Investment Funds also provided for performance incentive fees/allocations ranging from 20% to 35% of an Investment Fund’s net profits. These fees and incentive fees were in addition to the management fees charged by the Portfolio.
          In general, most of the Investment Funds in which the Portfolio invested provided for periodic redemptions ranging from monthly to annually with lock up provisions usually for a period of up to four years. Investment Funds that did not provide for periodic redemptions may have, depending on the Investment Fund’s governing documents, had the ability to deny or delay a redemption request. For the year ended December 31, 2007, the aggregate cost of purchases and proceeds from sales of investments were $21,250,000 and $42,103,605 respectively. Prior to the liquidation of the Portfolio’s investments, all such investments in Investment Funds were acquired in private placements and were restricted as to resale.
(6) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK
          In the normal course of business, the Investment Funds in which the Portfolio invests trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Portfolio’s risk of loss in these Investment Funds is limited to the value of the investment in such Investment Funds as reported by the Portfolio. In addition, the Portfolio may from time to time invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

PARADIGM Multi Strategy Fund I, LLC (In Liquidation)
Notes to Financial Statements
December 31, 2007
(7) ADMINISTRATION AGREEMENT
          The Portfolio has entered into an administration agreement with Citi to serve as an Independent Administrator and provide recordkeeping and administration services.
          Under this agreement, fees are charged at a rate of 8 basis points on Portfolio’s net assets of up to $100 million, 7 basis points on Portfolio’s net assets between the amounts of $100 million and $250 million and 6 basis points for amounts over $250 million. The services provided were subject to an annual minimum plus out of pocket and miscellaneous charges. The asset based fees are assessed based on month end net assets and are payable monthly in arrears. The Independent Administrator also provided the Portfolio with legal, compliance, transfer agency, and other investor related services at an additional cost. This agreement remains in place through December 31, 2008.
          The three series of PARADIGM Funds Trust (the “Trust”) are feeder funds of the Portfolio. The Trust also entered into an administration agreement with Citi. The fees for administration will be paid out of the Trust’s and Portfolio’s assets, with each paying half of the fees. This agreement remains in place through December 31, 2008.
          In accordance with the administration agreement and the Portfolio’s change to the liquidation basis of accounting (see Note 12), the Portfolio incurred and recorded additional administrative fee expense of $93,950 associated with the liquidation of its investment funds.
(8) INVESTMENT MANAGEMENT FEE
          Pursuant to the Investment Management Agreement, through October 17, 2007, the Portfolio paid the Advisor a monthly investment management fee, equal to 1/12th of 1.25% of the members’ capital of the Portfolio.
          The Portfolio entered into an Expense Limitation Agreement with the Advisor pursuant to which the Advisor voluntarily agreed to waive the Investment Advisory Fee payable or pay an amount to the Portfolio, such that the Portfolio’s total annual expenses did not exceed 1.75% of the average of the net assets of the Portfolio as of each month end. This agreement was terminated effective October 17, 2007.
(9) RECENT ACCOUNTING PRONOUNCEMENTS
          During September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current

PARADIGM Multi Strategy Fund I, LLC (In Liquidation)
Notes to Financial Statements
December 31, 2007
GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Because the Portfolio liquidated effective December 31, 2007, the adoption of SFAS No. 157 is not applicable. The adoption date would have been January 1, 2008.
(10) INDEMNIFICATION
          In the normal course of business the Portfolio entered into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these agreements are dependent on future claims that may be made against the Portfolio, and therefore cannot be established; however based on experience, the risk of loss from such claims is considered remote.
(11) CONTINGENCY
          The Portfolio’s former legal counsel has made a claim against the Portfolio, the Trust, PGA and other affiliated entities of PGA for unpaid legal fees of approximately $176,000. PGA is disputing the propriety of this claim. The majority of the legal fees in question were incurred during the period in which the Expense Limitation Agreement with the Advisor was in place. Accordingly, PGA believes that if any amounts are ultimately determined to be due to former counsel on this claim by the Portfolio that the Advisor would be obligated to reimburse the Portfolio for such amounts. As of the date of this report, PGA believes the risk of loss to the Portfolio upon the ultimate resolution of this claim to be remote.
(12) PORTFOLIO LIQUIDATION
          The Portfolio had three Members which acted as “Feeder Funds” and were series of PARADIGM Funds Trust (the “Trust”). The Board of Trustees of the Trust authorized a Tender Offer to repurchase up to 100% of the outstanding shares of the Trust at their estimated net asset value, upon the terms and subject to the conditions contained in the Offer to Purchase dated December 4, 2007 and the related Letter of Transmittal filed with the Securities and Exchange Commission (“SEC”). In order to make the funds available to pay out the Tender Offer proceeds to the shareholders of the Trust, the Portfolio issued redemption requests to its Investment Funds and the Board determined that it was in the best interest to all of its Members to permit a complete redemption of their units as of the closing of the Trust’s Tender Offer, effectively liquidating the Portfolio.
          Subsequent to year end, the Portfolio made redemption payments to the Feeder Funds in accordance with the terms of the Tender Offer. Redemption payments totaled $42,761,831, of which $35,952,282 were cash payments and $6,809,549 were in-kind transfers.

PARADIGM Multi Strategy Fund I, LLC (In Liquidation)
Notes to Financial Statements
December 31, 2007
(13) FINANCIAL HIGHLIGHTS
Financial Highlights

	For the	For the
	year ended	Period ended
	December 31,	December 31,
	2007	2006*
For a unit held throughout the period

Net Asset Value, beginning of period	$10.62	$10.00

Income from investment operations:
Net investment loss, net of reimbursements	(0.13)	(0.11)
Net realized & unrealized gain on investments	0.69	0.73

Total from investment operations	0.56	0.62

Net Asset Value, end of period	$11.18 **	$10.62

Total Return	5.27%	6.20%

Ratios to average net assets (1)(2)(3):

Net assets, end of period (000’s omitted)	$42,762 ***	$35,678

Expenses, before reimbursements	2.42%	2.77	%(4)
Expenses, net of reimbursements	2.04%	1.75	%(4)

Net investment loss, before reimbursements	(1.71)%	(2.33)	%(4)

Net investment loss, net of reimbursements	(1.33)%	(1.31)	%(4)

Portfolio turnover rate	75%	56%

*	The Portfolio commenced operations on January 3, 2006.

**	Represents net asset value per share immediately preceding liquidation.

***	Represents net assets immediately prior to liquidation.

(1)	Ratios are calculated by dividing by average members’ capital measured at the end of each month during the period.

(2)	For the period ended December 31, 2006 and through October 17, 2007, the Advisor voluntarily agreed to reimburse the Portfolio for expenses incurred greater than 1.75% of the net assets.

(3)	Ratios exclude the Portfolio’s proportional share of the Investment Funds’ expenses.

(4)	Rates are annualized.

PARADIGM Multi Strategy Fund I, LLC (In Liquidation)
Notes to Financial Statements
December 31, 2007
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Members and Board of Directors
PARADIGM Multi Strategy Fund I, LLC
We have audited the accompanying statement of assets and liabilities and members’ capital in liquidation of the PARADIGM Multi Strategy Fund I, LLC (the “Portfolio") as of December 31, 2007, and the related statements of operations for the year then ended, changes in members’ capital in liquidation for the year then ended and the period from January 3, 2006 (commencement of operations) to December 31, 2006 and cash flows for the year then ended and the financial highlights for the year then ended and the period from January 3, 2006 (commencement of operations) to December 31, 2006. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
As explained in Note 12 to the financial statements, on December 4, 2007, the Portfolio’s Board of Directors approved the liquidation of 100% of its outstanding interests in Investments in Underlying Funds as well as the members’ capital held by each series of the Paradigm Funds Trust resulting in the liquidation of the Portfolio becoming imminent. As a result, the Portfolio changed its basis of accounting under accounting principles generally accepted in the United States of America from a going concern basis to a liquidation basis as of December 31, 2007.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position in liquidation of the PARADIGM Multi Strategy Fund I, LLC as of December 31, 2007, the results of its operations for the year then ended, changes in its members’ capital in liquidation for the year then ended and the period from January 3, 2006 (commencement of operations) to December 31, 2006, its cash flows for the year then ended and its financial highlights for the year then ended and the period from January 3, 2006 (commencement of operations) to December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP
Philadelphia, Pennsylvania
July 25, 2008

PARADIGM Multi Strategy Fund I, LLC
Supplemental Information
December 31, 2007
PARADIGM Multi-Strategy Fund I, LLC
Board of Directors
The identity of the Directors and brief biographical information regarding each Director is set forth below. Each Director who is deemed to be an “interested person” of the Trust, as defined in the Investment Company Act, is indicated by an asterisk.

Name, (date of birth)
and
Address During the		Term of	Principal	Other
Past	Position(s)	Office and	Occupation(s)	Directorships
5	Held with	Length of	During Past 5	Served Held by
Years	Fund	Time	Years	Director

Nelson A. Diaz May 23, 1947 One Logan Square Phildelphia, PA 19103	Director	Since September 19, 2006	Of Counsel, Cozen O’ Connor; Partner, Blank Rome LLP; City Solicitor, City of Philadelphia	Exelon Corporation; PNC Bank; Pennsylvania Convention Authority; PARADIGM Multi Strategy Fund I, LLC

Ernest Jones November 21, 1944 1617 JFK Boulevard Philadelphia, PA 19103	Director	Since November 21, 2006	President and CEO, Philadelphia Workforce Development Corporation; President, Greater Philadelphia Urban Affairs Coalition	UGI Corporation; The Philadelphia Contributionship; Vector Security; PARADIGM Multi Strategy Fund I, LLC

Charles Provini* 650 Fifth Avenue 17th Floor New York, NY 10019	Director	Since March 2007	CEO, Natcore Technology, Inc; President, PARADIGM Global Advisors, LLC

PARADIGM Multi Strategy Fund I, LLC
Supplemental Information
December 31, 2007

*	Mr. Provini is considered an “interested person” of the Fund as that term is defined in the Investment Company Act. Mr. Provini was an employee of the Advisor.
Directors and Officers
PARADIGM Multi Strategy Fund I, LLC’s (the “Portfolio”) operations are managed under the direction and oversight of the Board of Directors (the “Board”). Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Portfolio who are responsible for the day-to-day business decisions based on policies set by the Board.
Compensation for Directors
The Portfolio, together with PARADIGM Funds Trust (the “Trust”) pays each Independent Director of the Portfolio, an annual fee of $5,000, paid quarterly. The Portfolio, together with the Trust, pays the Chairman of the Board an annual fee of $7,500 paid quarterly. The Portfolio and Trust collectively pay each Independent Trustee and Chairman $300 for each meeting and $300 for each committee meeting and special meeting. In addition, the Portfolio pays the Chairman and each Independent Director, $2,175 and $1,550, respectively, for each meeting.
Form N-Q Filings
The Portfolio files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the 1st and 3rd quarter of each fiscal year on Form N-Q. The Trust’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Evaluation and Approval of the Investment Advisory Agreement
At a meeting held on November 21, 2006, the Board of Directors of the Portfolio and the Board of Trustees of the Trust (the Trust and the Portfolio, collectively, the “Funds”) on behalf of the Funds, approved a new advisory arrangement in which Longship Capital Management, LLC (which was acquired by Provident Asset Management, LLC (“Provident”) in January) would serve as the investment advisor of the Funds and PARADIGM Global Advisors, LLC (“PGA”) would serve as sub-investment advisor of the Funds pursuant to new advisory contracts, subject to shareholder approval (“New Adviser/Sub-Adviser Agreements”).
Proxy materials addressing the New Investment Adviser/Sub- Adviser Agreements, including disclosures about the factors considered by the Boards in approving such

PARADIGM Multi Strategy Fund I, LLC
Supplemental Information
December 31, 2007
agreements, were mailed to respective Shareholders of record as of February 26, 2007 in March 2007, in connection with the Shareholders’ Meeting held on March 26, 2007.
On October 17, 2007, the Board of Managers of the Portfolio and the Board of Trustees of the Trust were informed that Provident terminated the investment management agreements with the Funds. PGA continued to serve in the capacity as sub-adviser to the Funds. However, investment advisory fees were discontinued.

Item 2. Code of Ethics.
(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is: recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Audit Committee Financial Expert.
3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
3(a)(2) The audit committee financial expert is Nelson A. Diaz, who is “independent” for purposes of this Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.

	Current Year	Previous Year
Audit Fees	$50,000	$50,000
Audit-Related Fees	$0	$0
Tax Fees	$12,000	$12,000
All Other Fees	$4,500	$0
(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S- X.
The audit committee may delegate its authority to pre-approve audit and permissable non-audit services to one or more members of the committee. Any decision of such members to pre-approve services shall be presented to the full audit committee at its next regularly scheduled meeting.
(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Current Year	Previous Year
0%	0%
(f) Not applicable.
(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Current Year	Previous Year
$0	$0
(h) Not applicable.
Item 5. Audit Committee of Listed Registrants.
The entire Board of Directors is acting as the registrant’s audit committee.
Item 6. Investments.
(a) Not applicable.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
These policies are included as Exhibit 12(a)(4).
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Markus Karr is a Managing Director of Asset Allocation of the Investment Advisor and has over ten years investment experience. Mr. Karr received his B.S. in computer science and engineering from Massachusetts Institute of Technology in June 1989, where he concentrated his studies on modeling and simulation design. Mr. Karr was a registered Commodity Trading Advisor from 1995 to 2002.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(a)(4) Proxy voting policies and procedures pursuant to Item 7 are attached hereto.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Paradigm Funds Trust

By (Signature and Title)	/s/ Michael Clements

Chief Compliance Officer
Date: July 31, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Clements

Chief Compliance Officer
Date: July 31, 2008

By (Signature and Title)	/s/ Markus Karr

Date: July 31, 2008